Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
7.      Long-term Debt:

The amounts shown in the accompanying consolidated balance sheets at December 31, 2016 and March 31, 2017 are analyzed as follows:
Vessel (Borrower)	December 31, 2016	March 31, 2017
Northsea Alpha (Secondone)	$4,808	$4,808
Northsea Beta (Thirdone)	4,808	4,808
Pyxis Malou (Fourthone)	20,350	19,280
Pyxis Delta (Sixthone)	8,437	8,100
Pyxis Theta (Seventhone)	17,228	16,914
Pyxis Epsilon (Eighthone)	18,200	17,800
Total	$73,831	$71,710

Current portion	$6,963	$6,863
Less: Current portion of deferred financing costs	(150)	(146)
Current portion of long-term debt, net of deferred financing costs, current	$6,813	$6,717

Long-term portion	$66,868	$64,847
Less: Non-current portion of deferred financing costs	(251)	(217)
Long-term debt, net of current portion and deferred financing costs, non-current	$66,617	$64,630

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, in dividends distribution when certain financial ratios are not met, as well as requirements regarding minimum security cover ratios. For more information, please refer to Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.
On September 29, 2016, the Company agreed with the lender of Sixthone and Seventhone (“Tranche A” and “Tranche B”, respectively) to extend the maturity of the loan under Tranche A from May 2017 to September 2018, under the same amortization schedule and applicable margin.
In June 2017, the lender of Sixthone and Seventhone agreed to further extend the maturity of its respective loans from September 2018 to September 2022 under the same amortization schedule and applicable margin. As of September 2018, the aggregate outstanding balance of these loans is scheduled to be $20,773, which will be subsequently repaid in 16 equal quarterly installments of  $651 each, plus a balloon payment of  $10,357 payable together with the last quarterly installment.
The annual principal payments required to be made after March 31, 2017, excluding the extension of the loan agreement of the Sixthone and Seventhone that was agreed in June 2017 discussed above, are as follows:
To March 31,	Amount
2018	$6,863
2019	26,672
2020	4,260
2021	20,915
2022	13,000
2023 and thereafter	—
Total	$71,710

The Company’s weighted average interest rate (including the margin) for the three months ended March 31, 2016 and 2017 was 3.17% and 3.53%, including the promissory note discussed in Note 3, respectively.
As of March 31, 2017, the ratio of the Company’s total liabilities to market value adjusted total assets was 69%, or 4% higher than the required threshold under the loan agreement with one of its lenders. This requirement is only applicable in order to assess whether the relevant two Vessel-owning companies are entitled to distribute dividends to Pyxis. Other than the above, the Company was in compliance with all of its financial and security collateral cover ratio covenants with respect to its loan agreements. In addition, as of March 31, 2017, there was no amount available to be drawn down by the Company under its existing loan agreements.
As of the filing date of the interim financial statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12 month period and in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements as discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.

7.      Long-term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2015 and 2016 are analyzed as follows:
Vessel (Borrower)	2015	2016
(a) Northsea Alpha (Secondone)	$5,268	$4,808
(a) Northsea Beta (Thirdone)	5,268	4,808
(b) Pyxis Malou (Fourthone)	22,490	20,350
(c) Pyxis Delta (Sixthone)	9,787	8,437
(c) Pyxis Theta (Seventhone)	18,481	17,228
(d) Pyxis Epsilon (Eighthone)	19,800	18,200
Total	$81,094	$73,831
Current portion	$7,263	$6,963
Less: Current portion of deferred financing costs	(168)	(150)
Current portion of long-term debt, net of deferred financing costs, current	$7,095	$6,813
Long-term portion	$73,831	$66,868
Less: Non-current portion of deferred financing costs	(375)	(251)
Long-term debt, net of current portion and deferred financing costs, non-current	$73,456	$66,617

(a)   On September 26, 2007, Secondone and Thirdone jointly entered into a loan agreement with a financial institution for an amount of up to $24,560, in order to partly finance the acquisition cost of the vessels Northsea Alpha and Northsea Beta.
Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2016 amounting to $4,808, is repayable in seven semiannual installments of  $230 each, the first falling due in May 2017, and the last installment accompanied by a balloon payment of  $3,198 falling due in May 2020.
The main terms and conditions of the loan agreement dated September 26, 2007, as subsequently amended, are as follows:
•       In addition to a first priority mortgage over the Northsea Alpha and the Northsea Beta, the loan is secured by a second priority mortgage over the Pyxis Malou.

•      The loan bears interest at LIBOR, plus a margin of 1.75% per annum.

Covenants:
•       The Company undertakes to maintain as of December 31, 2015 and March 31, 2016, minimum liquidity at the higher of  $4,500 or $750 per vessel in its fleet. On each of June 30, September 30, December 31 and March 31 of each year thereafter, the Company undertakes to maintain minimum cash deposits at the higher of  $5,000 or $750 per vessel in its fleet, of which $2,500 shall be freely available and unencumbered cash under deposit by the Company. At any time that the number of vessels in the fleet exceeds ten, the minimum cash requirement shall be reduced to an amount of  $500, for each vessel in the fleet that exceeds ten.

•       The minimum security collateral cover (“MSC”) is to at least 133% of the respective outstanding loan balance.

(b)   Based on a loan agreement concluded on December 12, 2008, Fourthone borrowed $41,600 in February 2009 in order to partly finance the acquisition cost of the Pyxis Malou.
The outstanding balance of the loan at December 31, 2016 of  $20,350, is repayable in seven semiannual installments of  $1,070 each, the first falling due in February 2017, plus a balloon payment of  $12,860 falling due in May 2020.
The main terms and conditions of the loan agreement dated December 12, 2008, as subsequently amended, are as follows:
•       In addition to a first priority mortgage over the Pyxis Malou, the loan is secured by a second priority mortgage over the Northsea Alpha and the Northsea Beta.

•       The loan bears interest at LIBOR, plus a margin of 1.75% per annum.

Covenants:
•       The Company undertakes to maintain on each of December 31, 2015 and March 31, 2016, minimum liquidity at the higher of  $4,500 or $750 per vessel in its fleet. On each of June 30, September 30, December 31 and March 31 of each year thereafter, the Company undertakes to maintain minimum cash deposits at the higher of  $5,000 or $750 per vessel in its fleet, of which $2,500 shall be freely available and unencumbered cash under deposit by the Company. At any time that the number of vessels in the fleet exceeds ten, the minimum cash requirement shall be reduced to an amount of  $500, for each vessel in the fleet that exceeds ten.

•       MSC is to be at least 125% of the respective outstanding loan balance.

(c)   On October 12, 2012, Sixthone and Seventhone concluded as joint and several borrowers a loan agreement with a financial institution in order to partly finance the acquisition and construction cost of the Pyxis Delta and the Pyxis Theta, respectively. In February 2013, Sixthone drew down an amount of $13,500, while in September 2013, Seventhone drew down an amount of  $21,300 (“Tranche A” and “Tranche B”, respectively). On September 29, 2016, the Company agreed with the lender of Sixthone to extend the maturity of Tranche A from May 2017 to September 2018, under the same amortization schedule and applicable margin.
Following the supplemental agreement dated September 29, 2016, the outstanding balance of the loan under Tranche A at December 31, 2016 of  $8,437, is repayable in seven quarterly installments of  $338 each, the first falling due in February 2017, and the last installment accompanied by a balloon payment of  $6,071 falling due in September 2018. In addition, the outstanding balance of the loan under Tranche B at December 31, 2016 of  $17,228, is repayable in seven quarterly installments of  $313 each, the first falling due in March 2017, and the last installment accompanied by a balloon payment of  $15,037 falling due in September 2018.
The main terms and conditions of the loan agreement dated October 12, 2012, as subsequently amended, are as follows:
•       The loan bears interest at LIBOR, plus a margin of 3.35% per annum.

Covenants:
•       The Company undertakes to maintain minimum deposits with the bank of  $1,000 at all times.

•       The ratio of the Company’s total liabilities to market value adjusted total assets is not to exceed 65%. This requirement is only applicable in order to assess whether the two Vessel-owning companies are entitled to distribute dividends to Pyxis. As of December 31, 2016, such ratio was 68%, or 3% higher than the required threshold. Until the Company cures such non-compliance, neither Sixthone nor Seventhone will be permitted to make dividend distributions.

•       MSC is to be at least 130% of the respective outstanding loan balance.

(d)   Based on a loan agreement concluded on January 12, 2015, Eighthone borrowed $21,000 on the same date in order to partly finance the construction cost of the Pyxis Epsilon.
The outstanding balance of the loan at December 31, 2016 of  $18,200, is repayable in one quarterly installment of  $400 due in January 2017, followed by 20 quarterly installments of  $300 each, the last together with a balloon payment of  $11,800 falling due in January 2022.
The main terms and conditions of the loan agreement dated January 12, 2015, as subsequently amended, are as follows:
•       The loan bears interest at LIBOR, plus a margin of 2.90% per annum.

Covenants:
•       The Company undertakes to maintain minimum deposits with the bank of  $750 at all times.

•       The Company undertakes to maintain minimum liquidity of at least the higher of: i) $750 multiplied by the number of vessels owned by the Company and ii) during the Company’s first two financial quarters following its listing on NASDAQ, debt service for the following three months and thereafter, debt service for the following six months.
•       The ratio of the Company’s total liabilities to market value adjusted total assets is not to exceed 75%.

•       MSC is to be at least 130% of the respective outstanding loan balance until January 2018 and at least 135% thereafter.

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, and in dividend distributions when certain financial ratios are not met.
As of December 31, 2016, the Company was in compliance with all of its financial and MSC covenants with respect to its loan agreements, other than the ratio of total liabilities over the market value of the Company’s adjusted total assets with one of its lenders, which only restricts the ability of two vessel-owning companies to distribute dividends to Pyxis as discussed above in 7(c). In addition, as of December 31, 2016, there was no amount available to be drawn down by the Company under its existing loan agreements.
The annual principal payments required to be made after December 31, 2016, are as follows:
Year ending December 31,	Amount
2017	$6,963
2018	27,322
2019	4,260
2020	21,986
2021	1,200
2022 and thereafter	12,100
Total	$73,831

Total interest expense on long-term debt for the years ended December 31, 2014, 2015 and 2016, amounted to $1,796, $2,359 and $2,577, respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying consolidated statements of comprehensive income/(loss). Of the above amounts $228, $13 and $nil for the years ended December 31, 2014, 2015 and 2016, respectively, were capitalized and are included in Advances for vessels acquisition and Vessels, net, respectively. The Company’s weighted average interest rate (including the margin) for the years ended December 31, 2014, 2015 and 2016, was 2.57%, 2.78% and 3.27% per annum, including the promissory note discussed in Note 3, respectively.